Health Care Cost Trend Rate Assumption Effects (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Health Care Cost Trend Rates Assumptions [Line Items]
Effect on Postretirement Benefit Obligation - 1 Percentage Point Increase	$ 2.2
Effect on Total Service and Interest Cost Components - 1 Percentage Point Increase	0.1
Effect on Postretirement Benefit Obligation - 1 Percentage Point Decrease	(2.5)
Effect on Total Service and Interest Cost Components - 1 Percentage Point Decrease	$ (0.1)